Other information about investments	12 Months Ended
Dec. 31, 2024
Other information about investments
Other information about investments

37 Other information about investments

Information on Eni’s investments as of December 31, 2024

The following section provides information about Eni’s consolidated subsidiaries as of December 31, 2024.

CONSOLIDATED SUBSIDIARIES

EXPLORATION & PRODUCTION

IN ITALY

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Eni Marine Services SpA	San Donato Milanese (MI)	Italy	Eni SpA	100.00	100.00
Eni Mediterranea Idrocarburi SpA	Gela (CL)	Italy	Eni SpA	100.00	100.00
Eni Mozambico SpA	San Donato Milanese (MI)	Mozambique	Eni SpA	100.00	100.00
Eni Natural Energies Mozambico Srl	San Donato Milanese (MI)	Mozambique	Eni Natural Energies SpA	100.00	100.00
Eni Natural Energies SpA	San Donato Milanese (MI)	Italy	Eni SpA	100.00	100.00
EniProgetti SpA	Venezia Marghera (VE)	Italy	Eni SpA	100.00	100.00
Eni Trade & Biofuels SpA	Rome	Italy	Eni SpA	100.00	100.00
Floaters SpA	San Donato Milanese (MI)	Italy	Eni SpA	100.00	100.00
Società Petrolifera Italiana SpA	San Donato Milanese (MI)	Italy	Eni SpA	99.96	99.96
			Third parties	0.04

OUTSIDE ITALY

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Agip Caspian Sea BV	Amsterdam (Netherlands)	Kazakhstan	Eni International BV	100.00	100.00
Agip Energy and Natural Resources (Nigeria) Ltd	Abuja (Nigeria)	Nigeria	Eni International BV	95.00	100.00
			Eni Oil Holdings BV	5.00
Agip Karachaganak BV	Amsterdam (Netherlands)	Kazakhstan	Eni International BV	100.00	100.00
Bacton CCS Ltd	London (United Kingdom)	United Kingdom	Eni CCUS H. Ltd	100.00	100.00
Burren Energy (Bermuda) Ltd	Hamilton (Bermuda)	United Kingdom	Burren Energy Plc	100.00	100.00
Burren Energy Congo Ltd	Road Town (British Virgin Islands)	Republic of the Congo	Burren En. (Berm) Ltd	100.00	100.00
Burren Energy India Ltd	London (United Kingdom)	United Kingdom	Burren Energy Plc	100.00	100.00
Burren Energy Plc	London (United Kingdom)	United Kingdom	Eni UK Holding Plc	99.99	100.00
			Eni UK Ltd	(..)
Eni Abu Dhabi BV	Amsterdam (Netherlands)	United Arab Emirates	Eni International BV	100.00	100.00
Eni Albania BV	Amsterdam (Netherlands)	Albania	Eni International BV	100.00	100.00
Eni Algeria Exploration BV	Amsterdam (Netherlands)	Algeria	Eni International BV	100.00	100.00
Eni Algeria Production BV	Amsterdam (Netherlands)	Algeria	Eni International BV	100.00	100.00
Eni Ambalat Ltd	London (United Kingdom)	Indonesia	Eni Indonesia Ltd	100.00	100.00
Eni America Ltd	Dover (USA)	USA	Eni UHL Ltd	100.00	100.00
Eni Argentina Exploración y Explotación SA	Buenos Aires (Argentina)	Argentina	Eni International BV	95.00	100.00
			Eni Oil Holdings BV	5.00
Eni Arguni I Ltd	London (United Kingdom)	Indonesia	Eni Indonesia Ltd	100.00	100.00
Eni Australia BV	Amsterdam (Netherlands)	Australia	Eni International BV	100.00	100.00
Eni Australia Ltd	London (United Kingdom)	Australia	Eni International BV	100.00	100.00

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Eni BB Petroleum Inc	Dover (USA)	USA	Eni Petroleum Co Inc	100.00	100.00
Eni Bukat Ltd	London (United Kingdom)	Indonesia	Eni Indonesia Ltd	100.00	100.00
Eni Canada Holding Ltd	Calgary (Canada)	Canada	Eni International BV	100.00	100.00
Eni CCUS Holding Ltd	London (United Kingdom)	United Kingdom	Eni UK Ltd	100.00	100.00
Eni China BV	Amsterdam (Netherlands)	China	Eni International BV	100.00	100.00
Eni Congo SAU	Pointe-Noire (Republic of the Congo)	Republic of the Congo	Eni E&P Holding BV	100.00	100.00
Eni Côte d'Ivoire Ltd	London (United Kingdom)	Ivory Coast	Eni Lasmo Plc	100.00	100.00
Eni Cyprus Ltd	Nicosia (Cyprus)	Cyprus	Eni International BV	100.00	100.00
Eni East Ganal Ltd	London (United Kingdom)	Indonesia	Eni Indonesia Ltd	100.00	100.00
Eni East Med BV	Amsterdam (Netherlands)	Netherlands	Eni International BV	100.00	100.00
Eni East Sepinggan Ltd	London (United Kingdom)	Indonesia	Eni Indonesia Ltd	100.00	100.00
Eni Energy Alam El Shawish BV	The Hague (Netherlands)	Egypt	Eni En. E&P Hold. NL BV	100.00	100.00
Eni Energy Arguni I BV	The Hague (Netherlands)	Indonesia	Eni En. E&P Hold. NL BV	100.00	100.00
Eni Energy Ashrafi BV	The Hague (Netherlands)	Egypt	Eni En. E&P Hold. NL BV	100.00	100.00
Eni Energy Australia Pty Ltd	Perth (Australia)	Australia	Eni En. Holding NL BV	100.00	100.00
Eni Energy Bonaparte Pty Ltd	Perth (Australia)	Australia	Eni En. Australia Pty Ltd	100.00	100.00
Eni Energy Bondco Ltd (in liquidation)	London (United Kingdom)	United Kingdom	Eni En. Group Midco Ltd	100.00	100.00
Eni Energy Brasil Participações Ltda	Rio de Janeiro (Brazil)	Brazil	Eni En. Holding NL BV	99.00	100.00
			Eni En. E&P Hold. NL BV	1.00
Eni Energy Capital Ltd (in liquidation)	London (United Kingdom)	United Kingdom	Eni Energy Finance Ltd	100.00	100.00
Eni Energy E&P Holding Netherlands BV	The Hague (Netherlands)	Netherlands	Eni En. Holding NL BV	100.00	100.00

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Eni Energy East Ganal BV	The Hague (Netherlands)	Indonesia	Eni En. E&P Hold. NL BV	100.00	100.00
Eni Energy East Sepinggan BV	The Hague (Netherlands)	Indonesia	Eni En. E&P Hold. NL BV	100.00	100.00
Eni Energy Egypt BV	The Hague (Netherlands)	Egypt	Eni En. E&P Hold. NL BV	100.00	100.00
Eni Energy Exploration BV	The Hague (Netherlands)	Netherlands	Eni En. E&P Hold. NL BV	100.00	100.00
Eni Energy Facilities Netherlands BV	The Hague (Netherlands)	Netherlands	Eni En. E&P Hold. NL BV	100.00	100.00
Eni Energy Finance Ltd	London (United Kingdom)	United Kingdom	Eni Energy Group H. Ltd	100.00	100.00
Eni Energy France SAS	Neuilly-Sur-Seine (France)	France	Eni En. International SAS	100.00	100.00
Eni Energy Germany BV	The Hague (Netherlands)	Germany	Eni En. E&P Hold. NL BV	100.00	100.00
Eni Energy Group Holdings Ltd	London (United Kingdom)	United Kingdom	Eni En. Group Midco Ltd	100.00	100.00
Eni Energy Group Ltd	London (United Kingdom)	United Kingdom	Eni International BV	100.00	100.00
Eni Energy Group Midco Ltd	London (United Kingdom)	United Kingdom	Eni Energy Group Ltd	100.00	100.00
Eni Energy Group Resourcing Ltd	London (United Kingdom)	United Kingdom	Eni Energy Group H. Ltd	100.00	100.00
Eni Energy Holding Netherlands BV	The Hague (Netherlands)	Netherlands	Eni International BV	100.00	100.00
Eni Energy Hydrogen BV	The Hague (Netherlands)	Netherlands	Eni En. E&P Hold. NL BV	100.00	100.00
Eni Energy Hydrogen Ltd (in liquidation)	London (United Kingdom)	United Kingdom	Eni Energy Group H. Ltd	100.00	100.00
Eni Energy International SAS	Neuilly-Sur-Seine (France)	France	Eni Energy Group H. Ltd	100.00	100.00
Eni Energy Jakarta BV	The Hague (Netherlands)	Indonesia	Eni En. E&P Hold. NL BV	100.00	100.00
Eni Energy Muara Bakau BV	The Hague (Netherlands)	Indonesia	Eni En. E&P Hold. NL BV	100.00	100.00
Eni Energy Netherlands Administration BV	The Hague (Netherlands)	Netherlands	Eni En. E&P Hold. NL BV	100.00	100.00
Eni Energy Netherlands BV	The Hague (Netherlands)	Netherlands	Eni En. E&P Hold. NL BV	100.00	100.00
Eni Energy North Ganal BV	The Hague (Netherlands)	Indonesia	Eni En. E&P Hold. NL BV	100.00	100.00
Eni Energy North West El Amal BV	The Hague (Netherlands)	Egypt	Eni En. E&P Hold. NL BV	100.00	100.00

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Eni Energy Participation Netherlands BV	The Hague (Netherlands)	Netherlands	Eni Energy NL BV	100.00	100.00
Eni Energy Russia BV	Amsterdam (Netherlands)	Netherlands	Eni International BV	100.00	100.00
Eni Energy Touat Holding BV	The Hague (Netherlands)	Netherlands	Eni En. E&P Hold. NL BV	100.00	100.00
Eni Energy West Ganal BV	The Hague (Netherlands)	Indonesia	Eni En. E&P Hold. NL BV	100.00	100.00
Eni Exploration & Production Holding BV	Amsterdam (Netherlands)	Netherlands	Eni International BV	100.00	100.00
Eni Ganal Deepwater Ltd	Hamilton (Bermuda)	Indonesia	Eni Lasmo Plc	100.00	100.00
Eni Ganal Ltd	London (United Kingdom)	Indonesia	Eni Indonesia Ltd	100.00	100.00
Eni Gas & Power LNG Australia BV	Amsterdam (Netherlands)	Australia	Eni International BV	100.00	100.00
Eni Ghana Exploration and Production Ltd	Accra (Ghana)	Ghana	Eni International BV	100.00	100.00
Eni GoM Llc	Dover (USA)	USA	Eni Marketing Inc	100.00	100.00
Eni Hewett Ltd	Aberdeen (United Kingdom)	United Kingdom	Eni UK Ltd	100.00	100.00
Eni In Amenas Ltd	Aberdeen (United Kingdom)	Algeria	Eni Algeria Expl.BV	100.00	100.00
Eni In Salah Ltd	Nassau (Bahamas)	Algeria	Eni IS Exploration Ltd	60.48	100.00
			Eni Algeria Expl.BV	39.52
Eni Indonesia Ltd	London (United Kingdom)	Indonesia	Eni ULX Ltd	100.00	100.00
Eni Indonesia Ots 1 Ltd	George Town (Cayman Islands)	Indonesia	Eni Indonesia Ltd	100.00	100.00
Eni International NA NV Sàrl	Luxembourg (Luxembourg)	United Kingdom	Eni International BV	100.00	100.00
Eni Investments Plc	London (United Kingdom)	United Kingdom	Eni SpA	99.99	100.00
			Eni UK Ltd	(..)
Eni Iraq BV	Amsterdam (Netherlands)	Iraq	Eni International BV	100.00	100.00

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Eni IS Exploration Ltd	London (United Kingdom)	United Kingdom	Eni Algeria Expl.BV	100.00	100.00
Eni Isatay BV	Amsterdam (Netherlands)	Kazakhstan	Eni International BV	100.00	100.00
Eni JPDA 03-13 Ltd	London (United Kingdom)	Australia	Eni International BV	100.00	100.00
Eni JPDA 06-105 Pty Ltd	Perth (Australia)	Australia	Eni International BV	100.00	100.00
Eni Kenya BV	Amsterdam (Netherlands)	Kenya	Eni International BV	100.00	100.00
Eni Krueng Mane Ltd	London (United Kingdom)	Indonesia	Eni Indonesia Ltd	100.00	100.00
Eni Lasmo Plc	London (United Kingdom)	United Kingdom	Eni Investments Plc	99.99	100.00
			Eni UK Ltd	(..)
Eni Lebanon BV	Amsterdam (Netherlands)	Lebanon	Eni International BV	100.00	100.00
Eni LNS Ltd	London (United Kingdom)	United Kingdom	Eni UK Ltd	100.00	100.00
Eni Makassar Ltd	Hamilton (Bermuda)	Indonesia	Eni Lasmo Plc	100.00	100.00
Eni Marketing Inc	Dover (USA)	USA	Eni Petroleum Co Inc	100.00	100.00
Eni Maroc BV	Amsterdam (Netherlands)	Morocco	Eni International BV	100.00	100.00
Eni México S. de RL de CV	Mexico City (Mexico)	Mexico	Eni International BV	99.90	100.00
			Eni Oil Holdings BV	0.10
Eni Middle East Ltd	London (United Kingdom)	United Arab Emirates	Eni ULT Ltd	100.00	100.00
Eni Mozambique LNG Holding BV	Amsterdam (Netherlands)	Netherlands	Eni International BV	100.00	100.00
Eni Muara Bakau BV	Amsterdam (Netherlands)	Indonesia	Eni International BV	100.00	100.00
Eni Natural Energies Côte d'Ivoire SA	Abidjan (Ivory Coast)	Ivory Coast	Eni Natural Energies SpA	100.00	100.00
Eni Netherlands CCUS BV	The Hague (Netherlands)	Netherlands	Eni En. E&P Hold. NL BV	100.00	100.00

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Eni North Africa BV	Amsterdam (Netherlands)	Libya	Eni International BV	100.00	100.00
Eni North Ganal Ltd	London (United Kingdom)	Indonesia	Eni Indonesia Ltd	100.00	100.00
Eni Oil & Gas Inc	Dover (USA)	USA	Eni America Ltd	100.00	100.00
Eni Oil Algeria Ltd	London (United Kingdom)	Algeria	Eni Lasmo Plc	100.00	100.00
Eni Oil Holdings BV	Amsterdam (Netherlands)	Netherlands	Eni ULX Ltd	100.00	100.00
Eni Oman BV	Amsterdam (Netherlands)	Oman	Eni International BV	100.00	100.00
Eni Peri Mahakam Ltd	London (United Kingdom)	Indonesia	Eni Indonesia Ltd	100.00	100.00
Eni Petroleum Co Inc	Dover (USA)	USA	Eni SpA	60.06	100.00
			Eni International BV	39.94
Eni Petroleum US Llc	Dover (USA)	USA	Eni BB Petroleum Inc	100.00	100.00
EniProgetti Egypt Ltd	Cairo (Egypt)	Egypt	EniProgetti SpA	99.00	100.00
			Eni SpA	1.00
Eni Qatar BV	Amsterdam (Netherlands)	Qatar	Eni International BV	100.00	100.00
Eni RAK BV	Amsterdam (Netherlands)	United Arab Emirates	Eni International BV	100.00	100.00
Eni Rapak Deepwater Ltd	Hamilton (Bermuda)	Indonesia	Eni Lasmo Plc	100.00	100.00
Eni Rapak Ltd	London (United Kingdom)	Indonesia	Eni Indonesia Ltd	100.00	100.00
Eni Rovuma Basin BV	Amsterdam (Netherlands)	Mozambique	Eni Mozamb. LNG H. BV	100.00	100.00
Eni Sharjah BV	Amsterdam (Netherlands)	United Arab Emirates	Eni International BV	100.00	100.00
Eni Tellus CCS Ltd	London (United Kingdom)	United Kingdom	Eni CCUS H. Ltd	100.00	100.00
Eni Timor 22-23 BV	Amsterdam (Netherlands)	East Timor	Eni International BV	100.00	100.00
Eni TNS Ltd	Aberdeen (United Kingdom)	United Kingdom	Eni UK Ltd	100.00	100.00
Eni Trading & Shipping Inc	Dover (USA)	USA	Eni Petroleum Co Inc	100.00	100.00
Eni Transporte y Suministro México S. de RL de CV	Mexico City (Mexico)	Mexico	Eni International BV	99.90	100.00
			Eni Oil Holdings BV	0.10

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Eni Tunisia BV	Amsterdam (Netherlands)	Tunisia	Eni International BV	100.00	100.00
Eni Turkmenistan Ltd	Hamilton (Bermuda)	Turkmenistan	Burren En. (Berm) Ltd	100.00	100.00
Eni UHL Ltd	London (United Kingdom)	United Kingdom	Eni ULT Ltd	100.00	100.00
Eni UK Holding Plc	London (United Kingdom)	United Kingdom	Eni Lasmo Plc	99.99	100.00
			Eni UK Ltd	(..)
Eni UK Ltd	London (United Kingdom)	United Kingdom	Eni International BV	100.00	100.00
Eni ULT Ltd	London (United Kingdom)	United Kingdom	Eni Lasmo Plc	100.00	100.00
Eni ULX Ltd	London (United Kingdom)	United Kingdom	Eni ULT Ltd	100.00	100.00
Eni US Operating Co Inc	Dover (USA)	USA	Eni Petroleum Co Inc	100.00	100.00
Eni USA Gas Marketing Llc	Dover (USA)	USA	Eni Marketing Inc	100.00	100.00
Eni USA Inc	Dover (USA)	USA	Eni Oil & Gas Inc	100.00	100.00
Eni Venezuela BV	Amsterdam (Netherlands)	Venezuela	Eni Venezuela E&P H.	100.00	100.00
Eni Venezuela E&P Holding SA	Bruxelles (Belgium)	Belgium	Eni International BV	99.99	100.00
			Eni Oil Holdings BV	(..)
Eni Vietnam BV	Amsterdam (Netherlands)	Vietnam	Eni International BV	100.00	100.00
Eni West Ganal Ltd	London (United Kingdom)	Indonesia	Eni Indonesia Ltd	100.00	100.00
Eni West Timor Ltd	London (United Kingdom)	Indonesia	Eni Indonesia Ltd	100.00	100.00
Export LNG Ltd	Hong Kong (Hong Kong)	Hong Kong	Eni SpA	100.00	100.00
First Calgary Petroleums LP	Wilmington (USA)	Algeria	Eni Canada Hold. Ltd	99.99	100.00
			FCP Partner Co ULC	0.01
First Calgary Petroleums Partner Co ULC	Calgary (Canada)	Canada	Eni Canada Hold. Ltd	100.00	100.00
Ieoc Production BV	Amsterdam (Netherlands)	Egypt	Eni International BV	100.00	100.00
Lasmo Sanga Sanga Ltd	Hamilton (Bermuda)	Indonesia	Eni Lasmo Plc	100.00	100.00
Liverpool Bay CCS Ltd	London (United Kingdom)	United Kingdom	Eni CCUS H. Ltd	100.00	100.00
Nigerian Agip Exploration Ltd	Abuja (Nigeria)	Nigeria	Eni International BV	99.99	100.00
			Eni Oil Holdings BV	0.01
Production North Sea Netherlands Ltd	Wilmington (USA)	Netherlands	Eni Energy NL BV	100.00	100.00

GLOBAL GAS & LNG PORTFOLIO

IN ITALY

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Eni Global Energy Markets SpA	Rome	Italy	Eni SpA	100.00	100.00
LNG Shipping SpA	San Donato Milanese (MI)	Italy	Eni SpA	100.00	100.00

OUTSIDE ITALY

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Eni España Comercializadora de Gas SAU	Madrid (Spain)	Spain	Eni SpA	100.00	100.00
Eni G&P Trading BV	Amsterdam (Netherlands)	Turkey	Eni International BV	100.00	100.00
Eni Gas Liquefaction BV	Amsterdam (Netherlands)	Netherlands	Eni International BV	100.00	100.00

Power

IN ITALY

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
EniPower SpA	San Donato Milanese (MI)	Italy	Eni SpA	51.00	51.00
			Third parties	49.00
EniPower Mantova SpA	San Donato Milanese (MI)	Italy	EniPower SpA	86.50	44.12
			Third parties	13.50

REFINING AND CHEMICALS

Refining

IN ITALY

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Ecofuel SpA	San Donato Milanese (MI)	Italy	Eni SpA	100.00	100.00
Petroven Srl	Genova	Italy	Eni SpA	100.00	100.00

OUTSIDE ITALY

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Eni Abu Dhabi Refining & Trading BV	Amsterdam (Netherlands)	Netherlands	Eni International BV	100.00	100.00

Chemicals

IN ITALY

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Versalis SpA	San Donato Milanese (MI)	Italy	Eni SpA	100.00	100.00
Finproject SpA	Morrovalle (MC)	Italy	Versalis SpA	100.00	100.00
Matrìca SpA	Porto Torres (SS)	Italy	Novamont SpA	50.00	100.00
			Versalis SpA	50.00
Novamont SpA	Novara	Italy	Versalis SpA	100.00	100.00

OUTSIDE ITALY

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Asian Compounds Ltd	Hong Kong (Hong Kong)	Hong Kong	Finproject Asia Ltd	100.00	100.00
BioBag Americas Inc	Dunedin (USA)	USA	BioBag International	100.00	100.00
BioBag International AS	Indre Østfold (Norway)	Norway	Novamont SpA	100.00	100.00
Dagöplast AS	Hiiumaa (Estonia)	Estonia	BioBag International	100.00	100.00
Dunastyr Polisztirolgyártó Zártkörûen Mûködõ Részvénytársaság	Budapest (Hungary)	Hungary	Versalis SpA	96.34	100.00
			Versalis Deutsch. GmbH	1.83
			Versalis International SA	1.83
Finproject Asia Ltd	Hong Kong (Hong Kong)	Hong Kong	Finproject SpA	100.00	100.00
Finproject Guangzhou Trading Co Ltd	Guangzhou (China)	China	Finproject SpA	100.00	100.00
Finproject India Pvt Ltd	Jaipur (India)	India	Versalis Asia Pacific	99.99	100.00
			Finproject SpA	(..)
Finproject Romania Srl	Valea Lui Mihai (Romania)	Romania	Finproject SpA	100.00	100.00
Foam Creations (2008) Inc	Quebec City (Canada)	Canada	Finproject SpA	100.00	100.00
Foam Creations México SA de CV	León (Mexico)	Mexico	Foam Creations (2008)	53.23	100.00
			Finproject SpA	46.77
Novamont France SAS	Paris (France)	France	Novamont SpA	100.00	100.00
Novamont Iberia SLU	Cornellà de Llobregat (Spain)	Spain	Novamont SpA	100.00	100.00
Novamont North America Inc	Shelton (USA)	USA	Novamont SpA	100.00	100.00
Versalis Americas Inc	Dover (USA)	USA	Eni Petroleum Co Inc	100.00	100.00
Versalis Asia Pacific Pte Ltd (former Versalis Singapore Pte Ltd)	Singapore (Singapore)	Singapore	Versalis SpA	100.00	100.00
Versalis Congo Sarlu	Pointe-Noire (Republic of the Congo)	Republic of the Congo	Versalis International SA	100.00	100.00

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Versalis Deutschland GmbH	Eschborn (Germany)	Germany	Versalis SpA	100.00	100.00
Versalis France SAS	Mardyck (France)	France	Versalis SpA	100.00	100.00
Versalis International Côte d'Ivoire Sarlu	Abidjan (Ivory Coast)	Ivory Coast	Versalis International SA	100.00	100.00
Versalis International SA	Bruxelles (Belgium)	Belgium	Versalis SpA	59.00	100.00
			Versalis Deutsch. GmbH	23.71
			Dunastyr Zrt	14.43
			Versalis France	2.86
Versalis Kimya Ticaret Limited Sirketi	Istanbul (Turkey)	Turkey	Versalis International SA	100.00	100.00
Versalis México S. de RL de CV	Mexico City (Mexico)	Mexico	Versalis International SA	99.99	100.00
			Versalis SpA	(..)
Versalis Pacific (India) Private Ltd	Mumbai (India)	India	Versalis Asia Pacific	99.99	100.00
			Versalis International SA	(..)
Versalis Pacific Trading (Shanghai) Co Ltd	Shanghai (China)	China	Versalis Asia Pacific	100.00	100.00
Versalis UK Ltd	London (United Kingdom)	United Kingdom	Versalis SpA	100.00	100.00
Versalis Zeal Ltd	Takoradi (Ghana)	Ghana	Versalis International SA	80.00	80.00
			Third parties	20.00

ENILIVE AND PLENITUDE

Enilive

IN ITALY

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Enilive SpA (former Eni Sustainable Mobility SpA)	Rome	Italy	Eni SpA	100.00	100.00
Bioraffineria di Gela SpA (former Raffineria di Gela SpA)	Gela (CL)	Italy	Enilive SpA	100.00	100.00
EniBioCh4in Aprilia Srl	San Donato Milanese (MI)	Italy	EniBioCh4in SpA	100.00	100.00
EniBioCh4in Grupellum Società Agricola Srl	San Donato Milanese (MI)	Italy	EniBioCh4in SpA	98.00	98.00
			Third parties	2.00
EniBioCh4in Jonica Srl	San Donato Milanese (MI)	Italy	EniBioCh4in SpA	100.00	100.00
EniBioCh4in Pannellia BioGas Srl Società Agricola	San Donato Milanese (MI)	Italy	EniBioCh4in SpA	100.00	100.00
EniBioCh4in Po Energia Srl Società Agricola	San Donato Milanese (MI)	Italy	EniBioCh4in SpA	100.00	100.00
EniBioCh4in Quadruvium Srl Società Agricola	San Donato Milanese (MI)	Italy	EniBioCh4in SpA	100.00	100.00
EniBioCh4in SpA	San Donato Milanese (MI)	Italy	Enilive SpA	100.00	100.00
Enimoov SpA	Rome	Italy	Enilive SpA	100.00	100.00

OUTSIDE ITALY

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Aten Oil Activos SLU	Madrid (Spain)	Spain	Aten Oil SLU	100.00	100.00
Aten Oil Operaciones SLU	Madrid (Spain)	Spain	Aten Oil SLU	100.00	100.00
Aten Oil Setor Activos SLU	Madrid (Spain)	Spain	Aten Oil Setor SLU	100.00	100.00
Aten Oil Setor Operaciones SLU	Madrid (Spain)	Spain	Aten Oil Setor SLU	100.00	100.00
Aten Oil Setor SLU	Madrid (Spain)	Spain	Enilive Iberia SLU	100.00	100.00
Aten Oil SLU	Madrid (Spain)	Spain	Enilive Iberia SLU	100.00	100.00
Eni Energy (Shanghai) Co Ltd	Shanghai (China)	China	Enilive SpA	100.00	100.00
Enilive Austria GmbH (former Eni Austria GmbH)	Wien (Austria)	Austria	Enilive SpA	75.00	100.00
			Enilive Deutsch. GmbH	25.00
Enilive Benelux BV (former Eni Benelux BV)	Rotterdam (Netherlands)	Netherlands	Enilive SpA	100.00	100.00
Enilive Deutschland GmbH (former Eni Deutschland GmbH)	Munich (Germany)	Germany	Enilive SpA	89.00	100.00
			Eni International BV	11.00
Enilive France Sàrl (former Eni France Sàrl)	Lyon (France)	France	Enilive SpA	100.00	100.00
Enilive Iberia SLU (former Eni Iberia SLU)	Alcobendas (Spain)	Spain	Enilive SpA	100.00	100.00
Enilive Marketing Austria GmbH (former Eni Marketing Austria GmbH)	Wien (Austria)	Austria	Enimoov Austria GmbH	99.99	100.00
			Enilive SpA	(..)
Enilive Schmiertechnik GmbH (former Eni Schmiertechnik GmbH)	Wurzburg (Germany)	Germany	Enilive Deutsch. GmbH	100.00	100.00
Enilive Suisse SA (former Eni Suisse SA)	Lausanne (Switzerland)	Switzerland	Enilive SpA	100.00	100.00
Enilive US Inc (former Eni Sustainable Mobility US Inc)	Dover (USA)	USA	Enilive SpA	100.00	100.00
Enimoov Austria GmbH (former Eni Mineralölhandel GmbH)	Wien (Austria)	Austria	Enilive Austria GmbH	100.00	100.00
Tasonis DirectorShip SLU	Madrid (Spain)	Spain	Enilive Iberia SLU	100.00	100.00

Plenitude

IN ITALY

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Eni Plenitude SpA Società Benefit	Milan	Italy	Eni SpA	92.42	92.42
			Third parties	7.58
Agrikroton Srl - Società Agricola	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	92.42
Be Charge Srl	Milan	Italy	Be Power SpA	100.00	92.42
Be Charge Valle d'Aosta Srl	Milan	Italy	Be Charge Srl	100.00	92.42
Be Power SpA	Milan	Italy	Eni Plenitude SpA SB	100.00	92.42
Borgia Wind Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	92.42
Corridonia Energia Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	92.42
Dynamica Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	92.42
Ecoener Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	92.42
Elettro Sannio Wind 2 Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	92.42
Enerkall Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	92.42
Eni Plenitude Miniwind Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	92.42
Eni Plenitude Renewables Italy SpA (former Eni New Energy SpA)	Milan	Italy	Eni Plenitude SpA SB	100.00	92.42
Eni Plenitude Società Agricola Bio Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	92.42
Eni Plenitude Solar Abruzzo Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	92.42
Eni Plenitude Solar II Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	92.42
Eni Plenitude Storage Italy Srl (former Ruggiero Wind Srl)	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	92.42
Eolica Pietramontecorvino Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	92.42
Eolica Wind Power Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	92.42
Eolo Energie - Corleone - Campofiorito Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	92.42
Evolvere Venture SpA	Milan	Italy	Plen. En. Serv. SpA	100.00	92.42
Faren Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	92.42
FAS Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	92.42
Fotovoltaica Pietramontecorvino Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	92.42
FV4P Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	92.42
Gemsa Solar Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	92.42
GPC Due Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	92.42
GPC Uno Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	92.42
Green Parity Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	92.42
Lugo Società Agricola Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	92.42
Lugo Solar Tech Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	92.42
Marano Solar Srl	Cesena(FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	92.42

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Marano Solare Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	92.42
Marcellinara Wind Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	92.42
Micropower Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	92.42
Molinetto Srl	Cesena (FC)	Italy	Faren Srl	100.00	92.42
Montefano Energia Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	92.42
Monte San Giusto Solar Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	92.42
Olivadi Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	92.42
Parco Eolico di Tursi e Colobraro Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	92.42
Pescina Wind Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	92.42
Pieve5 Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	92.42
Plenitude Energy Services SpA (former Evolvere SpA Società Benefit)	Milan	Italy	Eni Plenitude SpA SB	100.00	92.42
Pollenza Sole Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	92.42
Ravenna 1 FTV Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	92.42
RF-AVIO Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	92.42
RF-Cavallerizza Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	92.42
SAV - Santa Maria Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	92.42
Società Agricola Casemurate Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	92.42
Società Agricola Forestale Pianura Verde Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	92.42
Società Agricola Isola d'Agri Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	92.42
Società Agricola L'Albero Azzurro Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	92.42
Timpe Muzzunetti 2 Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	70.00	64.70
			Third parties	30.00
Vivaro FTV Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	92.42
VRG Wind 127 Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	92.42
VRG Wind 149 Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	92.42
W-Energy Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	92.42
Wind Salandra Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	92.42
Windsol Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	92.42
Wind Turbines Engineering 2 Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	92.42

OUTSIDE ITALY
Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Adriaplin Podjetje za distribucijo zemeljskega plina doo Ljubljana	Ljubljana (Slovenia)	Slovenia	Eni Plenitude SpA SB	51.00	47.14
			Third parties	49.00
Aleria Solar SAS	Bastia (France)	France	Eni Plen. Op. Fr. SAS	100.00	92.42
Almazara Solar SLU	Madrid (Spain)	Spain	Eni Plenitude SpA SB	100.00	92.42
Alpinia Solar SLU	Madrid (Spain)	Spain	Eni Plen. Ren. Lux. Sàrl	100.00	92.42
Argon SAS	Argenteuil (France)	France	Eni Plen. Op. Fr. SAS	100.00	92.42
Armadura Solar SLU	Madrid (Spain)	Spain	Eni Plenitude SpA SB	100.00	92.42
Arm Wind Llp	Astana (Kazakhstan)	Kazakhstan	Eni Energy Solutions BV	100.00	92.42
Athies-Samoussy Solar PV1 SAS	Argenteuil (France)	France	Krypton SAS	100.00	92.42
Athies-Samoussy Solar PV2 SAS	Argenteuil (France)	France	Krypton SAS	100.00	92.42
Athies-Samoussy Solar PV3 SAS	Argenteuil (France)	France	Krypton SAS	100.00	92.42
Athies-Samoussy Solar PV4 SAS	Argenteuil (France)	France	Xenon SAS	100.00	92.42
Athies-Samoussy Solar PV5 SAS	Argenteuil (France)	France	Xenon SAS	100.00	92.42
Atlante Solar SLU	Madrid (Spain)	Spain	Eni Plenitude SpA SB	100.00	92.42
Belle Magiocche Solaire SAS	Bastia (France)	France	Eni Plen. Op. Fr. SAS	100.00	92.42
Boceto Solar SLU	Madrid (Spain)	Spain	Eni Plenitude SpA SB	100.00	92.42
Bonete Solar SLU	Madrid (Spain)	Spain	Eni Plen. Ren. Lux. Sàrl	100.00	92.42
Brazoria Class B Member Llc	Dover (USA)	USA	Eni New Energy US Inc	100.00	92.42
Brazoria County Solar Project Llc	Dover (USA)	USA	Brazoria HoldCo Llc	100.00	85.47
Brazoria HoldCo Llc	Dover (USA)	USA	Brazoria Class B	92.48	85.47
			Third parties	7.52
BT Kellam Solar Llc	Austin (USA)	USA	Kellam Tax Eq. Partn.	100.00	87.53
Camelia Solar SLU	Madrid (Spain)	Spain	Eni Plen. Ren. Lux. Sàrl	100.00	92.42
Cattlemen Class A Llc	Dover (USA)	USA	Eni New Energy US Inc	100.00	92.42
Celtis Solar SLU	Madrid (Spain)	Spain	Eni Plen. Ren. Lux. Sàrl	100.00	92.42
Chapitel Solar SLU	Madrid (Spain)	Spain	Eni Plenitude SpA SB	100.00	92.42
Corazon Energy Class B Llc	Dover (USA)	USA	Eni New Energy US Inc	100.00	92.42
Corazon Energy Llc	Dover (USA)	USA	Corazon Tax Eq. Part. Llc	100.00	88.17
Corazon Tax Equity Partnership Llc	Dover (USA)	USA	Corazon En. Class B Llc	95.40	88.17
			Third parties	4.60
Cornisa Solar SLU	Madrid (Spain)	Spain	Eni Plenitude SpA SB	100.00	92.42
Desarrollos Empresariales Illas SLU	Madrid (Spain)	Spain	Eni Plen. Ren. Lux. Sàrl	100.00	92.42
Ecovent Parc Eolic SAU	Madrid (Spain)	Spain	Eni Plenitude SpA SB	100.00	92.42
Ekain Renovables SLU	Madrid (Spain)	Spain	Eni Plen. T. S. Spain	100.00	92.42
Enera Conseil SAS	Levallois-Perret (France)	France	Eni G&P France SA	100.00	92.42
Energía Eólica Boreas SLU	Madrid (Spain)	Spain	Eni Plenitude SpA SB	100.00	92.42
Energías Alternativas Eólicas Riojanas SL	Madrid (Spain)	Spain	Eni Plenitude SpA SB	57.50	92.42
			Energías Amb. de Outes	42.50
Energías Ambientales de Outes SLU	Madrid (Spain)	Spain	Eni Plenitude SpA SB	100.00	92.42
Eni Energy Solutions BV	Amsterdam (Netherlands)	Netherlands	Eni Plenitude SpA SB	100.00	92.42
Eni Gas & Power France SA	Levallois Perret (France)	France	Eni Plenitude SpA SB	99.99	92.42
			Third parties	(..)
Eni New Energy Australia Pty Ltd	Perth (Australia)	Australia	Eni Plenitude SpA SB	100.00	92.42
Eni New Energy Batchelor Pty Ltd	Perth (Australia)	Australia	Eni New En. Aus. Pty Ltd	100.00	92.42
Eni New Energy Katherine Pty Ltd	Perth (Australia)	Australia	Eni New En. Aus. Pty Ltd	100.00	92.42

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Eni New Energy Manton Dam Pty Ltd	Perth (Australia)	Australia	Eni New En. Aus. Pty Ltd	100.00	92.42
Eni New Energy US Holding Llc	Dover (USA)	USA	Eni New Energy US Inc	99.00	92.42
			Eni New Energy US Inv.Inc	1.00
Eni New Energy US Inc	Dover (USA)	USA	Eni Plenitude SpA SB	100.00	92.42
Eni New Energy US Investing Inc	Dover (USA)	USA	Eni New Energy US Inc	100.00	92.42
Eni Plenitude Iberia SLU	Santander (Spain)	Spain	Eni Plenitude SpA SB	100.00	92.42
Eni Plenitude Investment Colombia SAS	Bogotà (Colombia)	Colombia	Eni Plen. Ren. Italy SpA	51.00	47.14
			Third parties	49.00
Eni Plenitude Investment Spain SLU	Madrid (Spain)	Spain	Eni Plen. Ren. Italy SpA	100.00	92.42
Eni Plenitude Operations France SAS	Argenteuil (France)	France	Eni Plen. Ren. Lux. Sàrl	100.00	92.42
Eni Plenitude Renewables France SAS	Argenteuil (France)	France	Eni Plen. Ren. Lux. Sàrl	100.00	92.42
Eni Plenitude Renewables Hellas Single Member SA	Athens (Greece)	Greece	Eni Plenitude SpA SB	100.00	92.42
Eni Plenitude Renewables Luxembourg Sàrl	Luxembourg (Luxembourg)	Luxembourg	Eni Plenitude SpA SB	100.00	92.42
Eni Plenitude Renewables Spain SLU	Madrid (Spain)	Spain	Eni Plen. Ren. Lux. Sàrl	100.00	92.42
Eni Plenitude Rooftop France SAS	Argenteuil (France)	France	Eni Plen. Ren. Lux. Sàrl	100.00	92.42
Eni Plenitude Technical Services Colombia SAS	Bogotà (Colombia)	Colombia	Eni Plen. Ren. Italy SpA	60.00	55.45
			Third parties	40.00
Eni Plenitude Technical Services Romania Srl	Cluj-Napoca (Romania)	Romania	Eni Plen. Ren. Italy SpA	95.00	92.42
			Eni Plen. St. Italy Srl	5.00
Eni Plenitude Technical Services Spain SLU	Madrid (Spain)	Spain	Eni Plen. Ren. Italy SpA	100.00	92.42
Eolica Cuellar de la Sierra SLU	Madrid (Spain)	Spain	Eni Plen. Inv. Spain SLU	100.00	92.42
Estanque Redondo Solar SLU	Madrid (Spain)	Spain	Eni Plen. Ren. Lux. Sàrl	100.00	92.42
Fortaleza Solar SLU	Madrid (Spain)	Spain	Eni Plenitude SpA SB	100.00	92.42
Fotovoltaica Escudero SLU	Madrid (Spain)	Spain	Eni Plen. Ren. Lux. Sàrl	100.00	92.42
Fotovoltaica Fotozar 5 SLU	Madrid (Spain)	Spain	Eni Plen. Ren. Spain SLU	100.00	92.42
Fotovoltaica Fotozar 6 SLU	Madrid (Spain)	Spain	Eni Plen. Ren. Spain SLU	100.00	92.42
Garita Solar SLU	Madrid (Spain)	Spain	Eni Plenitude SpA SB	100.00	92.42
Gas Supply Company Thessaloniki - Thessalia SA	Thessaloniki (Greece)	Greece	Eni Plenitude SpA SB	100.00	92.42
Granville Invest SLU	Madrid (Spain)	Spain	Eni Plenitude SpA SB	100.00	92.42
Guajillo Energy Storage Llc	Dover (USA)	USA	Eni New Energy US H. Llc	100.00	92.42
HLS Bonete PV SLU	Madrid (Spain)	Spain	HLS Bonete Topco SLU	100.00	92.42
HLS Bonete Topco SLU	Madrid (Spain)	Spain	Eni Plenitude SpA SB	100.00	92.42
Holding Lanas Solar Sàrl	Argenteuil (France)	France	Eni Plen. Op. Fr. SAS	100.00	92.42
Inveese SAS	Bogotá (Colombia)	Colombia	Eni Plen. Inv. Colombia	75.00	35.35
			Third parties	25.00
Kellam Solar Class B Llc	Dover (USA)	USA	Eni New Energy US Inc	100.00	92.42
Kellam Tax Equity Partnership Llc	Dover (USA)	USA	Kellam Solar Class B	94.70	87.53
			Third parties	5.30
Killington SLU	Madrid (Spain)	Spain	Eni Plenitude SpA SB	100.00	92.42
Krypton SAS	Argenteuil (France)	France	Eni Plen. Op. Fr. SAS	100.00	92.42
Ladronera Solar SLU	Madrid (Spain)	Spain	Eni Plenitude SpA SB	100.00	92.42
Lanas Solar SAS	Argenteuil (France)	France	Holding Lanas Solar Sàrl	100.00	92.42
Maristella Directorship SLU	Madrid (Spain)	Spain	Eni Plen. Ren. Spain SLU	100.00	92.42
Membrio Solar SLU	Lodosa (Spain)	Spain	Eni Plen. Ren. Lux. Sàrl	100.00	92.42
Miburia Trade SLU	Madrid (Spain)	Spain	Eni Plen. T. S. Spain	100.00	92.42
Olea Solar SLU	Madrid (Spain)	Spain	Eni Plen. Ren. Lux. Sàrl	100.00	92.42
Plumlee SLU	Madrid (Spain)	Spain	Eni Plenitude SpA SB	100.00	92.42

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
POP Solar SAS	Argenteuil (France)	France	Eni Plen. Ren. Lux. Sàrl	100.00	92.42
Renopool 1 SLU	Madrid (Spain)	Spain	Eni Plen. Ren. Spain SLU	100.00	92.42
Richwood Invest SLU	Madrid (Spain)	Spain	Eni Plenitude SpA SB	100.00	92.42
SKGRPV1 Single Member Private Company	Athens (Greece)	Greece	Eni Plen. Renew. Hellas	100.00	92.42
SKGRPV2 Single Member Private Company	Athens (Greece)	Greece	Eni Plen. Renew. Hellas	100.00	92.42
SKGRPV3 Single Member Private Company	Athens (Greece)	Greece	Eni Plen. Renew. Hellas	100.00	92.42
SKGRPV4 Single Member Private Company	Athens (Greece)	Greece	Eni Plen. Renew. Hellas	100.00	92.42
SKGRPV5 Single Member Private Company	Athens (Greece)	Greece	Eni Plen. Renew. Hellas	100.00	92.42
SKGRPV6 Single Member Private Company	Athens (Greece)	Greece	Eni Plen. Renew. Hellas	100.00	92.42
SKGRPV7 Single Member Private Company	Athens (Greece)	Greece	Eni Plen. Renew. Hellas	100.00	92.42
SKGRPV8 Single Member Private Company	Athens (Greece)	Greece	Eni Plen. Renew. Hellas	100.00	92.42
SKGRPV9 Single Member Private Company	Athens (Greece)	Greece	Eni Plen. Renew. Hellas	100.00	92.42
SKGRPV10 Single Member Private Company	Athens (Greece)	Greece	Eni Plen. Renew. Hellas	100.00	92.42
SKGRPV11 Single Member Private Company	Athens (Greece)	Greece	Eni Plen. Renew. Hellas	100.00	92.42
SKGRPV12 Single Member Private Company	Athens (Greece)	Greece	Eni Plen. Renew. Hellas	100.00	92.42
SKGRPV13 Single Member Private Company	Athens (Greece)	Greece	Eni Plen. Renew. Hellas	100.00	92.42
SKGRPV14 Single Member Private Company	Athens (Greece)	Greece	Eni Plen. Renew. Hellas	100.00	92.42
SKGRPV15 Single Member Private Company	Athens (Greece)	Greece	Eni Plen. Renew. Hellas	100.00	92.42
SKGRPV16 Single Member Private Company	Athens (Greece)	Greece	Eni Plen. Renew. Hellas	100.00	92.42
SKGRPV17 Single Member Private Company	Athens (Greece)	Greece	Eni Plen. Renew. Hellas	100.00	92.42
SKGRPV18 Single Member Private Company	Athens (Greece)	Greece	Eni Plen. Renew. Hellas	100.00	92.42
SKGRPV19 Single Member Private Company	Athens (Greece)	Greece	Eni Plen. Renew. Hellas	100.00	92.42
SKGRPV20 Single Member Private Company	Athens (Greece)	Greece	Eni Plen. Renew. Hellas	100.00	92.42
Tantalio Renovables SLU	Madrid (Spain)	Spain	Eni Plen. Ren. Spain SLU	100.00	92.42
Timber Road Blue Harvest Class A Llc	Dover (USA)	USA	Eni New Energy US Inc	100.00	92.42
Wind Grower SLU	Ourense (Spain)	Spain	Eni Plen. T. S. Spain	100.00	92.42
Wind Hero SLU	Ourense (Spain)	Spain	Eni Plen. T. S. Spain	100.00	92.42
Xenon SAS	Argenteuil (France)	France	Eni Plen. Op. Fr. SAS	100.00	92.42

CORPORATE AND OTHER ACTIVITIES

Corporate and financial companies

IN ITALY

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Agenzia Giornalistica Italia SpA	Rome	Italy	Eni SpA	100.00	100.00
D-Share SpA	San Donato Milanese (MI)	Italy	AGI SpA	100.00	100.00
Eni Corporate University SpA	San Donato Milanese (MI)	Italy	Eni SpA	100.00	100.00
Eni Insurance SpA	Rome	Italy	Eni SpA	100.00	100.00
EniServizi SpA	San Donato Milanese (MI)	Italy	Eni SpA	100.00	100.00
Eniverse Ventures Srl	San Donato Milanese (MI)	Italy	Eni SpA	100.00	100.00
Enivibes Srl	Vimodrone (MI)	Italy	Eniverse	76.00	76.00
			Third parties	24.00
Servizi Aerei SpA	San Donato Milanese (MI)	Italy	Eni SpA	100.00	100.00

OUTSIDE ITALY

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Banque Eni SA	Bruxelles (Belgium)	Belgium	Eni International BV	99.90	100.00
			Eni Oil Holdings BV	0.10
Eni Finance USA Inc	Dover (USA)	USA	Eni Petroleum Co Inc	100.00	100.00
Eni Insurance DAC	Dublin (Ireland)	Ireland	Eni SpA	100.00	100.00
Eni International BV	Amsterdam (Netherlands)	Netherlands	Eni SpA	100.00	100.00
Eni International Resources Ltd	London (United Kingdom)	United Kingdom	Eni SpA	99.99	100.00
			Eni UK Ltd	(..)
Eni Next Llc	Dover (USA)	USA	Eni Petroleum Co Inc	100.00	100.00

Other activities

IN ITALY

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Eni Rewind SpA	San Donato Milanese (MI)	Italy	Eni SpA	99.99	100.00
			Third parties	(..)

JOINT OPERATIONS

EXPLORATION & PRODUCTION

OUTSIDE ITALY

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
NOGAT BV	The Hague (Netherlands)	Netherlands	Eni En. Holding NL BV	15.00	15.00
			Third parties	85.00

GLOBAL GAS & LNG PORTFOLIO AND POWER

OUTSIDE ITALY

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Blue Stream Pipeline Co BV	Amsterdam (Netherlands)	Russia	Eni International BV	50.00	74.62	(a)
			Third parties	50.00
Damietta LNG (DLNG) SAE	Damietta (Egypt)	Egypt	Eni Gas Liquef. BV	50.00	50.00
			Third parties	50.00
DLNG Service SAE	Damietta (Egypt)	Egypt	Damietta LNG	98.00	50.00
			Eni Gas Liquef. BV	1.00
			Third parties	1.00
GreenStream BV	Amsterdam (Netherlands)	Libya	Eni North Africa BV	50.00	50.00
			Third parties	50.00

(a) Equity ratio equal to the Eni's working interest.

POWER

IN ITALY

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Società EniPower Ferrara Srl	San Donato Milanese (MI)	Italy	EniPower SpA	51.00	26.01
			Third parties	49.00

REFINING AND CHEMICALS

Refining

IN ITALY

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Costiero Gas Livorno SpA	Livorno	Italy	Ecofuel SpA	65.00	65.00
			Third parties	35.00
Raffineria di Milazzo ScpA	Milazzo (ME)	Italy	Eni SpA	50.00	50.00
			Third parties	50.00

OUTSIDE ITALY

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Supermetanol CA	Jose Puerto La Cruz (Venezuela)	Venezuela	Ecofuel SpA	34.51	50.00	(a)
			Supermetanol CA	30.07
			Third parties	35.42

(a) Equity ratio equal to the Eni's working interest.

ENILIVE AND PLENITUDE

ENILIVE

OUTSIDE ITALY

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Bayernoil Raffineriegesellschaft mbH (†)	Vohburg (Germany)	Germany	Enilive Deutsch. GmbH	20.00	20.00
			Third parties	80.00

CORPORATE AND OTHER ACTIVITIES

Other activities

IN ITALY

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
HEA SpA	Bologna	Italy	Eni Rewind SpA	50.00	50.00
			Third parties	50.00

Information on Eni’s consolidated subsidiaries with significant non-controlling interest

The following section provides information about economic, equity and financial data, gross of intragroup elisions, relating to the Plenitude Group, 92.42% owned by Eni, and EniPower group, 51% owned by Eni. The ownership of the non-controlling interest corresponds to voting rights.

	2024	2024	2023
(€ million)	Plenitude Group	EniPower Group	EniPower Group
Non-controlling interest (%)	7.58	49.00	49.00
Current assets	4,571	695	374
Non-current assets	11,185	934	868
Current liabilities	4,626	709	389
Non-current liabilities	5,156	31	46

Revenues	10,179	962	1,251
Profit	803	167	169
Total comprehensive income	821	167	169

Net cash provided by operating activities	916	178	198
Net cash used in investing activities	(1,389)	(92)	(126)
Net cash used in financing activities	(85)	(18)	(3)
Net increase (decrease) in cash and cash equivalents	(23)	(9)	(31)
Profit attributable to non-controlling interest	54	85	86
Dividends paid to minority interest	5	41	36

Equity pertaining to non-controlling interests as of December 31, 2024, amounted to €2,863 million (€460 million December 31, 2023) and includes the perpetual subordinated bond of Eni Marine Services SpA of €1,924 million. More information is reported in note 26 – Equity – Non-controlling interest.

Changes in the ownership interest without loss of control

In 2024, Eni sold 7.58% of the capital of Eni Plenitude SpA with a consideration of €588 million.

In 2023, Eni purchased the entirety of third-party interests (29.48%) of the company Evolvere SpA (now Plenitude Energy Services SpA) for a total consideration of €60 million.

Principal joint ventures, joint operations and associates as of December 31, 2024

Company name	Registered office	Country of operation	Segment	% ownership	% equity ratio
Joint venture
2023 Sol IX Llc	Wilmington (USA)	USA	Plenitude	73.59	73.59
Azule Energy Holdings Ltd	London (United Kingdom)	United Kingdom	Exploration & Production	50.00	50.00
Cardón IV SA	Caracas (Venezuela)	Venezuela	Exploration & Production	50.00	50.00
E&E Algeria Touat BV	The Hague (Netherlands)	Algeria	Exploration & Production	54.00	54.00
GreenIT SpA	San Donato Milanese (MI) (Italy)	Italy	Plenitude	51.00	51.00
Mozambique Rovuma Venture SpA	San Donato Milanese (MI) (Italy)	Mozambique	Exploration & Production	35.71	35.71
Saipem SpA	Milan (Italy)	Italy	Corporate and financial companies	21.19	21.61
SeaCorridor Srl	San Donato Milanese (MI) (Italy)	Italy	Global Gas & LNG Portfolio	50.10	50.10
St. Bernard Renewables Llc	Wilmington (USA)	USA	Enilive	50.00	50.00
Vårgrønn AS	Stavanger (Norway)	Norway	Plenitude	65.00	65.00

Joint Operation
Damietta LNG (DLNG) SAE	Damietta (Egypt)	Egypt	Global Gas & LNG Portfolio	50.00	50.00
GreenStream BV	Amsterdam (Netherlands)	Libya	Global Gas & LNG Portfolio	50.00	50.00
Raffineria di Milazzo ScpA	Milazzo (ME) (Italy)	Italy	Refining	50.00	50.00

Associates
ADNOC Global Trading Ltd	Abu Dhabi (United Arab Emirates)	United Arab Emirates	Refining	20.00	20.00
Abu Dhabi Oil Refining Company (Takreer)	Abu Dhabi (United Arab Emirates)	United Arab Emirates	Refining	20.00	20.00
Coral FLNG SA	Maputo (Mozambique)	Mozambique	Exploration & Production	25.00	25.00
Ithaca Energy Plc	London (United Kingdom)	United Kingdom	Exploration & Production	37.17	37.17
QatarEnergy LNG NFE (5)	Doha (Qatar)	Qatar	Exploration & Production	25.00	25.00
Vår Energi ASA	Sandnes (Norway)	Norway	Exploration & Production	63.04	63.04

Main line items of profit and loss and balance sheet related to the joint ventures, represented by the amounts included in the reports accounted under IFRS of each company, are provided in the table below:

2024
(€ million)	Azule Energy Holdings Ltd	St. Bernard Renewables Llc	E&E Algeria Touat BV	Saipem SpA	SeaCorridor Srl
Current assets	3,181	313	130	9,675	134
- of which cash and cash equivalent	549	72	55	2,158	89
Non-current assets	20,542	1,615	1,497	4,844	975
Total assets	23,723	1,928	1,627	14,519	1,109
Current liabilities	3,505	99	54	8,564	126
- of which current financial liabilities	1,182			796
Non-current liabilities	9,796	217	376	3,431	15
- of which non-current financial liabilities	3,297	215		2,220	1
Total liabilities	13,301	316	430	11,995	141
Net equity	10,422	1,612	1,197	2,524	968
Eni’s % of the investment	50.00	50.00	54.00	21.61	50.10
Book value of the investment	5,211	806	646	528	485
Revenues and other income	4,961	1,220	290	14,552	332
Operating expense	(1,261)	(1,134)	(98)	(13,224)	(45)
Other operating profit (loss)		(93)		1
Depreciation, amortization and impairments	(1,479)	(72)	(105)	(723)	(44)
Operating profit (loss)	2,221	(79)	87	606	243
Finance income (expense)	(474)	(11)		(85)	6
Income (expense) from investments	208			(25)	29
Profit (loss) before income taxes	1,955	(90)	87	496	278
Income taxes	(751)		(13)	(190)	(189)
Profit (loss)	1,204	(90)	74	306	89
Other comprehensive income (loss)	572	99	72	(124)	11
Total other comprehensive income (loss)	1,776	9	146	182	100
Profit (loss) attributable to Eni	602	(45)	40	75	45
Dividends received from the joint venture	427				95

2023
(€ million)	Azule Energy Holdings Ltd	St. Bernard Renewables Llc	Saipem	SeaCorridor Srl
Current assets	3,554	317	8,104	165
- of which cash and cash equivalent	546	65	2,136	104
Non-current assets	19,976	1,594	4,737	964
Total assets	23,530	1,911	12,841	1,129
Current liabilities	2,360	134	6,857	55
- of which current financial liabilities			97
Non-current liabilities	11,670	119	3,588	16
- of which non-current financial liabilities	4,239	119	2,599	1
Total liabilities	14,030	253	10,445	71
Net equity	9,500	1,658	2,396	1,058
Eni’s % of the investment	50.00	50.00	31.20	50.10
Book value of the investment	4,750	829	722	530
Revenues and other income	5,125	591	11,898	456
Operating expense	(814)	(598)	(10,967)	(42)
Other operating profit (loss)		(45)	(5)
Depreciation, amortization and impairments	(2,560)	(28)	(489)	(43)
Operating profit (loss)	1,751	(80)	437	371
Finance income (expense)	(373)	(4)	(167)	(3)
Income (expense) from investments	332		60	33
Profit (loss) before income taxes	1,710	(84)	330	401
Income taxes	(404)		(145)	(303)
Profit (loss)	1,306	(84)	185	98
Other comprehensive income (loss)	(295)	(22)	59	(8)
Total other comprehensive income (loss)	1,011	(106)	244	90
Profit (loss) attributable to Eni	653	(42)	56	49
Dividends received from the joint venture	829			95

The results for the year and the comprehensive income of the significant joint ventures are shown below:

	2024
(€ million)	2023 Sol IX Llc	GreenIT SpA	Mozambique Rovuma Venture SpA	Cardón IV SA	Vårgrønn AS
Profit (loss)	1	4	47	(18)	(57)
Other comprehensive income (loss)	8	(2)	64	47	26
Total other comprehensive income (loss)	9	2	111	29	(31)

		2023
(€ million)	Mozambique Rovuma Venture SpA	Cardón IV SA	Vårgrønn AS
Profit (loss)	131	(28)	(77)
Other comprehensive income (loss)	(35)	(30)	(39)
Total other comprehensive income (loss)	96	(58)	(116)

Main line items of profit and loss and balance sheet related to the associates represented by the amounts included in the reports accounted under IFRS of each company are provided in the table below:

2024
(€ million)	Abu Dhabi Oil Refining Company (TAKREER)	Vår Energi ASA	Ithaca Energy Plc	QatarEnergy LNG NFE (5)
Current assets	6,719	1,249	946
- of which cash and cash equivalent	47	268	170
Non-current assets	18,130	19,760	6,100	2,658
Total assets	24,849	21,009	7,046	2,658
Current liabilities	3,835	1,724	1,320	60
- of which current financial liabilities		68	31
Non-current liabilities	9,640	19,285	3,775	67
- of which non-current financial liabilities	6,543	5,795	994
Total liabilities	13,475	21,009	5,095	127
Net equity	11,374		1,951	2,531
Eni’s % of the investment	20.00	63.04	37.17	25.00
Book value of the investment	2,275		725	633
Revenues and other income	12,879	6,884	703
Operating expense	(11,985)	(1,375)	(134)	(6)
Other operating income (expense)	(386)
Depreciation, amortization and impairments	(338)	(1,884)	(367)
Operating profit (loss)	170	3,625	202	(6)
Finance income (expense)	(332)	(455)	(66)	1
Profit (loss) before income taxes	(162)	3,170	136	(5)
Income taxes		(2,759)	(118)	1
Profit (loss)	(162)	411	18	(4)
Other comprehensive income (loss)	708	(125)	100	138
Total other comprehensive income (loss)	546	286	118	134
Profit (loss) attributable to Eni	(32)	259	7	(1)
Dividends received from associates	269	627	69

2023
(€ million)	Abu Dhabi Oil Refining Company (Takreer)	Vår Energi ASA	QatarEnergy LNG NFE (5)
Current assets	3,506	1,502
- of which cash and cash equivalent	196	665
Non-current assets	17,036	15,784	1,884
Total assets	20,542	17,286	1,884
Current liabilities	648	1,843	83
- of which current financial liabilities
Non-current liabilities	7,722	14,734	44
- of which non-current financial liabilities	4,972	3,586
Total liabilities	8,370	16,577	127
Net equity	12,172	709	1,757
Eni’s % of the investment	20.00	63.04	25.00
Book value of the investment	2,434	447	439
Revenues and other income	29,259	6,335
Operating expense	(26,459)	(1,242)	(18)
Other operating income (expense)	(738)
Depreciation, amortization and impairments	(426)	(1,840)
Operating profit (loss)	1,636	3,253	(18)
Finance income (expense)	(154)	(148)	3
Profit (loss) before income taxes	1,482	3,105	(15)
Income taxes		(2,541)	4
Profit (loss)	1,482	564	(11)
Other comprehensive income (loss)	(412)	(48)	(55)
Total other comprehensive income (loss)	1,070	516	(66)
Profit (loss) attributable to Eni	296	356	(3)
Dividends received from associates	277	640

The results for the year and the comprehensive income of the significant associates are shown below:

	2024
(€ million)	ADNOC Global Trading Ltd	Coral FLNG SA
Profit (loss)	563	(33)
Other comprehensive income (loss)	48	57
Total other comprehensive income (loss)	611	24

	2023
(€ million)	ADNOC Global Trading Ltd	Coral FLNG SA
Profit (loss)	602	(161)
Other comprehensive income (loss)	(27)	(38)
Total other comprehensive income (loss)	575	(199)